Stockholders' Equity and Weighted Average Common Shares Outstanding - Additional Information (Details)	12 Months Ended
	Sep. 30, 2025 USD ($) vote $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	May 31, 2022 USD ($)
Equity, Class of Treasury Stock [Line Items]
Common stock, authorized (in shares) | shares	600,000,000	600,000,000
Common stock, par value (in usd per share) | $ / shares	$ 0.01	$ 0.01
Preferred stock, authorized (in shares) | shares	10,000,000
Preferred stock, par value (in usd per share) | $ / shares	$ 0.01
Number of votes per share | vote	1
Repurchase of common stock	$ 438,488,000	$ 1,505,232,000	$ 1,155,929,000
Antidilutive securities excluded from computation of diluted earnings per share (in shares) | shares	69,000	85,000	94,000
May 2022 Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Authorized amount under share repurchase program						$ 1,000,000,000
Repurchase of common stock (in shares) | shares			6,000,000
Repurchase of common stock			$ 961,300,000
March 2023 Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Authorized amount under share repurchase program					$ 1,000,000,000
Repurchase of common stock (in shares) | shares		3,900,000	1,000,000
Repurchase of common stock		$ 809,000,000	$ 191,000,000
March 2024 Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Authorized amount under share repurchase program				$ 2,000,000,000.0
Repurchase of common stock (in shares) | shares	1,900,000	3,000,000
Repurchase of common stock	$ 435,400,000	$ 682,300,000
Availability remaining under program	$ 882,200,000